Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Enterprise-wide geographic reporting
During 2016, after the acquisition of Boca, there is one additional segment, consisting of the provision of green energy products and services.

		Green energy	Corporate
	LCD/LED	products	unallocated
For the year ended December 31, 2016	products	and services	(note)	Consolidated
Revenues	5,067	2		5,069
Gross profit	200	2		202
Operating expenses	1,281	1,272	1,617	4,170
Loss from operations	(1,081)	(1,270)	(1,617)	(3,968)
Other income (expenses)	137	(9)	(1,522)	(1,394)
Loss before provision for income taxes	(944)	(1,279)	(3,139)	(5,362)
Income tax benefit	-	315	-	315
Net loss	(944)	(964)	(3,139)	(5,047)

As of December 31, 2016
Identifiable long-lived assets	5	25,290	-	25,295
Total assets	1,965	61,794	36,513	100,272

Note:	The Company does not allocate its assets located and expenses incurred outside Hong Kong and China to its reportable segments because these assets and activities are managed at a corporate level.

	LCD/LED	Green energy products
For the year ended December 31, 2015	products	and services	Consolidated
Revenues	1,921	-	1,921
Gross profit	95	-	95
Operating expenses	1,629	-	1,629
Loss from operations	(1,534)	-	(1,534)
Other income (expenses)	(884)	-	(884)
Loss before provision for income taxes	(2,418)	-	(2,418)
Provision for income taxes	-	-	-
Net loss	(2,418)	-	(2,418)

As of December 31, 2015
Identifiable long-lived assets	8	-	8
Total assets	1,189	85,693	86,882

Schedule of Segment Reporting Information, by Segment
Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2016	2015	2014

China	$751	$1,184	$41,321
Hong Kong	4,318	737	1,909

Total	$5,069	$1,921	$43,230